Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
Subsequent Events [Line Items]
Subsequent Events	Note 8 – Subsequent Events: The Plan Administrator has evaluated subsequent events through the date the financial statements were issued.